Financial Instruments and Financial Risk Management - Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	$ 952,915	$ 924,277
Long-term debt	(2,309,428)	(1,709,831)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	53,423	41,239
Trade and other payables	(8,984)	(7,379)
Long-term debt	(1,653,291)	(1,654,689)
Balance sheet exposure	(1,608,852)	(1,620,829)
Long-term debt designated as investment hedge	1,655,000	1,655,000
Net balance sheet exposure	$ 46,148	$ 34,171